Note 20 - Segment Information (Details) - Percentage of Net Sales to Major Customer - Sales Revenue, Goods, Net [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Customer A [Member]
Concentration Risk [Line Items]
Revenue percentage by customer	11.00%	12.00%	15.00%
Customer B [Member]
Concentration Risk [Line Items]
Revenue percentage by customer	8.00%	10.00%	7.00%
Customer C [Member]
Concentration Risk [Line Items]
Revenue percentage by customer	1.00%	4.00%	10.00%